RELATED PARTIES	12 Months Ended
Nov. 30, 2013
RELATED PARTIES [Text Block]

NOTE 13 – RELATED PARTIES

		Year ended November 30,
		2013	2012

a.	Management and consulting fees to the Chairman of the Board.	$140,037	$22,679

b.	Compensation to the non- executive directors (except the Chairman of the Board)	$40,648	$27,344

c.	With respect to options granted and salary paid to the Company’s Chief Executive Officer, see Note 5(3).

d.	With respect to options granted to the Company’s board members. See Note 5.

e.

On June 2, 2012 the Company signed a promissory note with Guilbert Cuison, one of the Company's shareholders. According to the note, the Company will return the loan granted by the shareholder within thirty days from the date the Company completes on equity financing resulting in gross proceeds to the Company of at least $3,000,000.